Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Impairment of inventories	$ 3,996	$ 2,982	$ 1,440
Finished products and raw materials	$ 2,942